Stock-based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Stock Options

A summary of the status of the employee and nonemployee stock options as of March 31, 2021, and changes during the year then ended is presented below (the number of options represents ordinary shares exercisable in respect thereof):

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value

Balance at December 31, 2020	24,179	$0.57
Options forfeited	(179)	$1.21
Options expired	(8)	$0.91
Options exercised	(5,979)	$0.49
Options granted	878	$3.52

Balance at March 31, 2021	18,891	$0.73	$52,780

Exercisable at March 31, 2021	9,853	$0.49	$29,888

A summary of the status of the employee and nonemployee stock options as of December 31, 2020, and changes during the year then ended is presented below (the number of options represents ordinary shares exercisable in respect thereof):

	Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
Balance at December 31, 2019	21,448	$0.50
Options forfeited	(1,228)	$0.77
Options expired	(82)	$0.50
Options exercised	(694)	$0.35
Options granted	4,735	$0.91

Balance at December 31, 2020	24,179	$0.57	$8,244

Exercisable at December 31, 2020	14,559	$0.44	$6,913

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The assumptions used to estimate the fair value of stock options granted during the three months ended March 31, 2021 are as follows:

Expected term	6 years
Volatility	49.01% -49.29%
Risk-free interest rate	0.50% -0.63%
Dividend yield	0%

The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2020 and 2019, are as follows:

	2020	2019
Expected term	6 years	6 years
Volatility	48.89% - 49.49%	47.60% - 48.84%
Risk-free interest rate	0.26% -0.67%	1.45% -2.62%
Dividend yield	0%	0%